Statements Of Financial Condition (Parenthetical) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Investments in U.S. Treasury notes - amortized cost	$ 43,712,747	$ 26,072,098
Cash denominated in foreign currencies, cost	10,692,888	4,474,848
INVESTMENTS IN U.S. TREASURY NOTES - amortized cost	$ 144,189,124	$ 175,434,923
Managing Owner Interest [Member]
Units outstanding	3,072.023	3,653.388
Series 1 Unitholders [Member]
Units outstanding	139,480.782	158,499.560
Series 2 Unitholders [Member]
Units outstanding		6.799
Series 3 Unitholders [Member]
Units outstanding	19,430.096	15,531.699
Series 4 Unitholders [Member]
Units outstanding	3,286.212	2,828.734